Merger and Issuance of Common Stock to Terra Offshore REIT - Narratives - Issuance of Common Stock to Terra Offshore Funds (Details) - Terra Offshore Funds REIT $ / shares in Units, $ in Millions			2 Months Ended
	Apr. 29, 2020 $ / shares shares	Mar. 02, 2020 USD ($) numberOfAgreements shares	Mar. 01, 2020 shares
Business Acquisition
Number of contribution agreements | numberOfAgreements		2
Settlement of participation interests in loans held | $		$ 32.1
Proceeds from issuance of common stock | $		$ 8.6
Stock issued in the transaction as consideration		2,457,684.59	2,116,785.76
Stock Repurchased During Period, Shares	212,691
Share Price | $ / shares	$ 17.02
Terra Fund 7
Business Acquisition
Stock issued in the transaction as consideration		2,457,684.59